Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt
Long-Term Debt

6.              Long-Term Debt

Long-term debt and capital leases consisted of the following at September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Senior subordinated unsecured notes due 2019	$950,000	$950,000
Senior subordinated unsecured notes purchased by the Company’s subsidiary	(15,000)	(15,000)
Senior secured term loan due 2018 (4.00% at September 30, 2013)	1,301,475	1,160,609
ABL Facility	—	125,000
Notes due at various dates from 2013 to 2022 with interest rates from 6% to 10%	861	1,149
Capital lease obligations due at various dates from 2013 to 2018	387	447
	2,237,723	2,222,205
Less current portion	(12,316)	(12,282)
Total long-term debt — Corporation	$2,225,407	$2,209,923
Senior PIK Toggle Notes due 2017	—	437,175
Total long-term debt — Holding	$2,225,407	$2,647,098

On February 7, 2013, Corporation entered into a First Amendment (the “Term Loan Amendment”) to the credit agreement dated as of May 25, 2011. Under the Term Loan Amendment, Corporation incurred an additional $150.0 million in incremental borrowings under the seven-year senior secured term loan facility (the, “Term Loan Facility”), the proceeds of which were used to pay down Corporation’s five-year senior secured asset-based loan facility (the “ABL Facility”), and, together with the Term Loan Facility, the “Credit Facilities”). In addition, the rate at which the loans under the Term Loan Credit Agreement bear interest was amended to equal (i) the higher of (x) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“LIBOR”) and (y) 1.00%, plus, in each case, 3.00% (with a step-down to 2.75% in the event that Corporation meets a consolidated first lien net leverage ratio of 2.50:1.00), or (ii) the alternate base rate, which will be the highest of (w) the corporate base rate established by the administrative agent from time to time, (x) 0.50% in excess of the overnight federal funds rate, (y) the one-month LIBOR (adjusted for maximum reserves) plus 1.00% and (z) 2.00%, plus, in each case, 2.00% (with a step-down to 1.75% in the event that Corporation meets a consolidated first lien net leverage ratio of 2.50:1.00).  Corporation wrote off $0.1 million of unamortized debt issuance costs as a result of this modification.

On February 27, 2013, Corporation entered into a First Amendment (the “ABL Amendment”) to the credit agreement governing the ABL Facility, under which Corporation increased its commitments under the ABL Facility to $450.0 million. In addition, the rate at which the loans under the ABL Credit Agreement bear interest was amended to equal (i) LIBOR plus, (x) 2.00% in the event that average daily excess availability is less than or equal to 33% of availability, (y) 1.75% in the event that average daily excess availability is greater than 33% but less than or equal to 66% of availability and (z) 1.50% in the event that average daily excess availability is greater than 66% of availability, or (ii) the alternate base rate, which will be the highest of (x) the corporate base rate established by the administrative agent from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) the one-month LIBOR (adjusted for maximum reserves) plus 1.00% plus, in each case, (A) 1.00% in the event that average daily excess availability is less than or equal to 33% of availability, (B) 0.75% in the event that average daily excess availability is greater than 33% but less than or equal to 66% of availability and (C) 0.50% in the event that average daily excess availability is greater than 66% of availability.

Corporation recorded $5.0 million of debt issuance expense related to these amendments.

On August 30, 2013, Holding redeemed all of the Senior PIK Toggle Notes due 2017 at a redemption price equal to 102.75% of the aggregate principal amount of the Senior PIK Toggle Notes due 2017, plus accrued and unpaid interest of $17.2 million.  During the three and nine months ended September 30, 2013, Holding recorded $29.5 million in premiums and deferred financing costs related to the redemption of the Senior PIK Toggle Notes due 2017 as “Loss on early debt extinguishment” on Holding’s Consolidated Statements of Operations and Comprehensive (Loss) Income.

During the second quarter of 2012, the Company’s captive insurance subsidiary purchased and currently holds $15.0 million of our 8.125% senior subordinated unsecured notes due 2019 through an open market transaction.

8. Debt